Shareholders' Deficit - Additional Information (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Jan. 12, 2023	Dec. 31, 2021	Sep. 09, 2020
Stockholders Equity Disclosure [Line Items]
Preferred stock par or stated value per share	$ 0.0001	$ 0.0001		$ 0.0001
Preference shares, shares authorized	5,000,000	5,000,000		5,000,000
Preference shares, shares issued	0	0		0
Preference shares, shares outstanding	0	0		0
Common Class A [Member]
Stockholders Equity Disclosure [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000		500,000,000
Ordinary shares, shares outstanding	0	0		0
Common stock, voting rights	one vote	one vote
Common Class A [Member] | Sponsor [Member]
Stockholders Equity Disclosure [Line Items]
Percentage of shares outstanding after conversion from one class to another	20.00%	20.00%
Common Class A [Member] | Including Common Stock Shares Subject To Possible Redemption [Member]
Stockholders Equity Disclosure [Line Items]
Ordinary shares, shares outstanding	4,575,964	37,500,000		37,500,000
Common Class B [Member]
Stockholders Equity Disclosure [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001	0.0001	$ 0.0001
Ordinary shares, shares authorized	50,000,000	50,000,000		50,000,000
Ordinary shares, shares outstanding	9,375,000	9,375,000		9,375,000
Common stock, voting rights	one vote	one vote
Common Class B [Member] | Sponsor [Member]
Stockholders Equity Disclosure [Line Items]
Ordinary shares, par value			$ 0.0001		$ 0.0001